TAXES - Valuation allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TAXES
Beginning balance	$ (775,415)	$ (441,549)	$ (405,796)
Increase in valuation allowance	(105,424)	(345,783)	(47,604)
Foreign exchange	(33,960)	11,917	11,851
Ending balance	(914,799)	(775,415)	(441,549)
Valuation allowance	$ 914,799	$ 775,415	$ 441,549